Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment
14. Property, plant and equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m
Cost

At 1 January 2019	199	314	513

Acquisition of businesses	1	1	2

Additions	9	68	77

Transfers to assets classified as held for sale (note 12)	—	(12)	(12)

Fully depreciated assets written off	(2)	(60)	(62)

Disposals	—	(6)	(6)

Exchange and other adjustments	—	2	2

At 31 December 2019	207	307	514

Additions	2	28	30

Fully depreciated assets written off	—	(17)	(17)

Disposals	(1)	(2)	(3)

Exchange and other adjustments	—	6	6

At 31 December 2020	208	322	530

Depreciation and impairment

At 1 January 2019	(72)	(168)	(240)

Provided	(3)	(35)	(38)

System Fund expense	—	(2)	(2)

Transfers to assets classified as held for sale (note 12)	—	9	9

Fully depreciated assets written off	2	60	62

Disposals	—	4	4

At 31 December 2019	(73)	(132)	(205)

Provided	(4)	(33)	(37)

System Fund expense	—	(5)	(5)

Impairment charge	(39)	(51)	(90)

System Fund impairment charge	—	(5)	(5)

Fully depreciated assets written off	—	17	17

Disposals	1	1	2

Exchange and other adjustments	—	(6)	(6)

At 31 December 2020	(115)	(214)	(329)

Net book value

At 31 December 2020	93	108	201

At 31 December 2019	134	175	309

At 1 January 2019	127	146	273

The Group’s property, plant and equipment mainly comprises buildings and leasehold improvements on 23 hotels (2019: 26 hotels), but also offices and computer hardware, throughout the world.
Impairment testing of property, plant and equipment
Total impairment charges of $90m were recognised in relation to property, plant and equipment in the year, in addition $5m was recognised in the System Fund.
For impairment testing of hotel properties, each hotel is deemed to be a CGU.
Covid-19
was considered as a trigger for impairment testing for all hotel assets and impairment charges of $50m were recognised in relation to the UK portfolio and $35m relating to three premium-branded hotels in North America, both based on value in use calculations. The key assumptions and sensitivities relating to these assets are detailed on page 135.
Impairment charges of $3m were also recognised in relation to three development land sites held by the Group in the US which were measured at fair value. The sites were appraised by a professional external valuer using comparable sales data. Within the fair value hierarchy, this is categorised as a Level 3 measurement.
Impairment charges of $7m were recognised in relation to property, plant and equipment in the US corporate headquarters. The key assumptions and sensitivities are detailed on page 136. $5m of this impairment charge was borne by the System Fund in line with existing principles for cost allocation relating to this facility.

Net book value by operating segment
The table below analyses the net book value of the Group’s property, plant and equipment by operating segment at 31 December 2020:

	Americas $m	EMEAA $m	Greater China $m	Central $m	Total $m
Land and buildings	81	1	—	11	93

Fixtures, fittings and equipment	46	10	—	52	108

	127	11	—	63	201